PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 90.1% of Net Assets

Non-Convertible Bonds – 85.2%

	ABS Home Equity – 0.1%
$107,056	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 3.653%, 9/19/2045(a)	$69,261

	Aerospace & Defense – 2.2%
100,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	83,667
850,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	779,594
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	241,381
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	53,129
615,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	444,461
190,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	179,024
215,000	TransDigm, Inc., 4.875%, 5/01/2029	173,786
40,000	TransDigm, Inc., 5.500%, 11/15/2027	34,788
270,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	261,900
360,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	365,116

		2,616,846

	Airlines – 1.2%
180,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	169,650
1,355,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,182,238

		1,351,888

	Automotive – 2.3%
30,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	26,420
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	71,380
710,000	Ford Motor Co., 3.250%, 2/12/2032	511,434
820,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	726,764
635,000	Ford Motor Credit Co. LLC, 4.063%, 11/01/2024	596,043
160,000	General Motors Co., 6.250%, 10/02/2043	138,981
275,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	243,375
55,000	Goodyear Tire & Rubber Co. (The), 5.000%, 7/15/2029	44,899

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Automotive – continued
$300,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028	$210,750
65,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	46,936
40,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	38,937
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	38,888

		2,694,807

	Banking – 2.3%
600,000	Banco Santander S.A, 5.147%, 8/18/2025	582,171
475,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	459,149
410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	265,772
600,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	470,608
400,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	363,807
800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	594,832

		2,736,339

	Brokerage – 0.2%
130,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	81,309
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	33,268
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	147,500

		262,077

	Building Materials – 2.2%
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	69,042
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	225,250
1,060,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	835,257
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	246,169
205,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	114,390
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	37,246
290,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	211,648
120,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	97,200

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Building Materials – continued
$235,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	$159,212
130,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	96,281
250,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	162,234
125,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	93,170
105,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	80,325
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	39,600
165,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	98,772

		2,565,796

	Cable Satellite – 8.6%
410,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	315,815
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	69,200
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	425,491
610,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	436,626
305,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	241,206
75,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	57,200
1,355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,099,244
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	467,268
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	176,763
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	56,850
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/2025	29,255
2,720,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	1,849,600
555,000	CSC Holdings LLC, 4.625%, 12/01/2030	377,400
405,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	267,519
250,000	CSC Holdings LLC, 5.750%, 1/15/2030	177,691
730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	629,340
925,000	DISH DBS Corp., 5.125%, 6/01/2029	543,437

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Cable Satellite – continued
$150,000	DISH DBS Corp., 7.375%, 7/01/2028	$101,002
980,000	DISH DBS Corp., 7.750%, 7/01/2026	751,729
305,694	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(b)	139,091
100,350	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(b)	25,087
300,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	209,250
400,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	347,276
125,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	59,725
310,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	240,569
110,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	73,150
445,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	380,991
565,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	471,775

		10,019,550

	Chemicals – 0.5%
150,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	115,198
55,000	Chemours Co. (The), 5.375%, 5/15/2027	47,871
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	120,330
330,000	Hercules LLC, 6.500%, 6/30/2029	318,120

		601,519

	Consumer Cyclical Services – 3.2%
640,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	531,200
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	67,005
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	27,113
45,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	33,975
125,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	111,562
440,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	298,800
330,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	238,012
240,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	270,600

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$1,560,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	$1,311,375
760,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	706,800
115,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	112,700
30,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	29,953

		3,739,095

	Consumer Products – 0.6%
145,000	Coty, Inc., 5.000%, 4/15/2026, 144A	132,015
20,000	Coty, Inc., 6.500%, 4/15/2026, 144A	18,432
305,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	258,027
250,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	185,445
135,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	98,887

		692,806

	Diversified Manufacturing – 0.3%
120,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	83,587
120,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	96,718
200,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	170,042

		350,347

	Electric – 1.1%
1,060,000	Calpine Corp., 5.125%, 3/15/2028, 144A	910,399
315,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	245,700
40,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	31,202
140,000	PG&E Corp., 5.000%, 7/01/2028	120,394
25,000	PG&E Corp., 5.250%, 7/01/2030	21,286

		1,328,981

	Environmental – 0.2%
315,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	262,546

	Finance Companies – 4.2%
455,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	317,363

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Finance Companies – continued
$295,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	$220,307
155,437	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(c)	116,966
115,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	91,426
655,000	Navient Corp., 4.875%, 3/15/2028	500,309
500,000	Navient Corp., 5.500%, 3/15/2029	380,074
95,000	Navient Corp., 6.750%, 6/25/2025	88,935
385,000	OneMain Finance Corp., 3.500%, 1/15/2027	299,905
800,000	OneMain Finance Corp., 7.125%, 3/15/2026	721,122
275,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	249,906
285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	233,700
25,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	19,241
380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	292,467
905,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	655,993
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	684,076

		4,871,790

	Financial Other – 1.6%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	59,052
200,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(d)	19,376
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(d)	18,864
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(d)	13,142
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	12,540
206,049	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(e)	30,359
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(d)	19,789
85,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	68,415
1,130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	989,326
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	21,598

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Financial Other – continued
$200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	$21,270
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	42,832
335,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	245,681
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	102,450
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	24,784
200,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	28,450
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	28,336
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	22,144
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	24,636
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	16,968
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	8,606

		1,818,618

	Food & Beverage – 1.9%
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	57,896
165,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	143,137
40,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	38,068
165,000	HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	117,751
305,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	220,744
140,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	116,564
230,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	209,031
370,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	297,850
645,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	529,706
125,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	119,226
105,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	85,838
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	95,687

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Food & Beverage – continued
$205,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	$175,480

		2,206,978

	Gaming – 3.5%
520,000	Boyd Gaming Corp., 4.750%, 12/01/2027	460,205
165,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	133,601
220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	212,025
400,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	242,000
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	155,420
25,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	20,866
200,000	Sands China Ltd., 3.350%, 3/08/2029	148,562
605,000	Sands China Ltd., 4.875%, 6/18/2030	473,393
575,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	542,139
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	386,245
200,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	89,630
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	112,176
135,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	121,850
140,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	127,852
205,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 1/15/2028, 144A	181,873
125,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	117,628
105,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	103,189
450,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	292,500
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	133,353

		4,054,507

	Government Owned - No Guarantee – 0.4%
135,000	EcoPetrol S.A., 4.625%, 11/02/2031	94,500
340,000	Petroleos Mexicanos, 5.950%, 1/28/2031	229,636

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$280,000	YPF S.A., 6.950%, 7/21/2027, 144A	$163,660

		487,796

	Health Insurance – 0.3%
420,000	Centene Corp., 2.450%, 7/15/2028	341,972
70,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	57,339

		399,311

	Healthcare – 3.8%
100,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	82,453
110,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	85,250
710,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	494,337
220,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	103,752
65,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	31,397
235,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	203,460
400,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	285,000
180,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	139,275
155,000	Encompass Health Corp., 4.500%, 2/01/2028	132,756
260,000	Encompass Health Corp., 4.750%, 2/01/2030	213,896
205,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	211,792
470,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	327,687
210,000	Medline Borrower LP, 5.250%, 10/01/2029, 144A	158,550
75,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	60,938
40,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	36,917
75,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	61,980
615,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	512,928
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	87,397
135,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	121,134
95,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	83,228

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Healthcare – continued
$505,000	Tenet Healthcare Corp., 6.125%, 6/15/2030, 144A	$462,580
490,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	457,243
80,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	67,200

		4,421,150

	Home Construction – 0.2%
155,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	114,753
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(f)	—
100,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	82,979

		197,732

	Independent Energy – 6.6%
215,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	207,289
390,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	391,950
45,000	California Resources Corp., 7.125%, 2/01/2026, 144A	42,300
190,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	175,275
580,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	555,350
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	115,034
65,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	61,750
255,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	248,018
135,000	Colgate Energy Partners III LLC, 5.875%, 7/01/2029, 144A	120,505
105,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	96,842
150,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	134,763
165,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	145,613
85,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	72,038
285,000	EQT Corp., 3.900%, 10/01/2027	259,349
40,000	EQT Corp., 5.678%, 10/01/2025	39,754
30,000	EQT Corp., 5.700%, 4/01/2028	29,411
165,000	EQT Corp., 6.125%, 2/01/2025	165,211

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Independent Energy – continued
$125,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	$124,375
285,000	Matador Resources Co., 5.875%, 9/15/2026	274,931
185,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	166,037
130,000	Murphy Oil Corp., 6.125%, 12/01/2042	103,399
425,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	398,437
70,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	70,080
260,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	256,100
80,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	80,000
470,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	484,100
345,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	350,175
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	88,825
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	42,700
45,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	48,159
780,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	868,374
470,000	PDC Energy, Inc., 5.750%, 5/15/2026	434,816
115,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	111,257
85,000	Range Resources Corp., 8.250%, 1/15/2029	86,488
110,000	SM Energy Co., 5.625%, 6/01/2025	105,600
170,000	SM Energy Co., 6.500%, 7/15/2028	161,555
165,000	SM Energy Co., 6.750%, 9/15/2026	158,813
125,000	Southwestern Energy Co., 5.375%, 2/01/2029	113,350
250,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	211,878
125,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	114,272

		7,714,173

	Industrial Other – 0.3%
220,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	198,550

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Industrial Other – continued
$130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	$116,343

		314,893

	Leisure – 3.0%
650,000	Carnival Corp., 5.750%, 3/01/2027, 144A	455,357
125,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	96,136
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	93,225
370,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	321,228
950,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	722,703
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	7,607
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	51,623
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	81,250
325,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	238,903
1,065,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	746,182
30,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027, 144A	27,301
120,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	99,648
180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	156,495
375,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	291,563
110,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	89,470

		3,478,691

	Lodging – 1.6%
370,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	298,627
100,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	79,030
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	504,526
1,195,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	926,597
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	15,809
15,000	Travel & Leisure Co., 6.000%, 4/01/2027	13,517

		1,838,106

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Media Entertainment – 2.6%
$200,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	$48,179
170,000	CMG Media Corp., 8.875%, 12/15/2027, 144A	129,874
130,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	105,586
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	61,706
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	9,800
170,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	133,352
355,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	266,052
395,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	329,233
245,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	227,296
430,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	361,593
310,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	258,855
205,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	187,337
20,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	18,800
185,000	Netflix, Inc., 5.875%, 2/15/2025	184,847
35,000	Netflix, Inc., 6.375%, 5/15/2029	34,747
105,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	96,527
110,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	96,091
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	34,164
65,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	51,983
120,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	90,902
185,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	153,015
120,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	98,734

		2,978,673

	Metals & Mining – 3.7%
200,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	186,530
120,000	ATI, Inc., 4.875%, 10/01/2029	99,632

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Metals & Mining – continued
$205,000	ATI, Inc., 5.875%, 12/01/2027	$186,622
200,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	167,094
280,000	Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	251,971
175,000	Commercial Metals Co., 4.125%, 1/15/2030	143,678
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	779,707
1,245,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	1,120,500
60,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	44,850
210,000	Mineral Resources Ltd., 8.000%, 11/01/2027, 144A	202,123
575,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	557,224
525,000	Novelis Corp., 4.750%, 1/30/2030, 144A	430,500
50,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	38,550
76,000	United States Steel Corp., 6.875%, 3/01/2029	69,073
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	33,000

		4,311,054

	Midstream – 4.1%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	75,046
195,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	195,975
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	240,000
185,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	157,250
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	56,159
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	40,741
220,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	184,466
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	102,925
30,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	23,716
175,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	169,950
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	222,286

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Midstream – continued
$195,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	$190,417
170,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	129,318
41,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	37,910
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	184,818
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	38,135
470,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	447,966
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	75,598
160,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	136,757
115,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	101,200
300,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	261,000
150,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	121,125
250,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	237,314
150,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	143,250
215,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	203,648
145,000	NuStar Logistics LP, 5.750%, 10/01/2025	134,382
125,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	102,600
135,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	111,989
295,000	Targa Resources Corp., 5.200%, 7/01/2027	283,783
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	34,400
30,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	27,751
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	44,875
50,000	Western Midstream Operating LP, 4.500%, 3/01/2028	45,250
30,000	Western Midstream Operating LP, 4.750%, 8/15/2028	27,300
160,000	Western Midstream Operating LP, 5.300%, 3/01/2048	131,600
120,000	Western Midstream Operating LP, 5.500%, 2/01/2050	96,900

		4,817,800

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
$96,751	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 6.318%, 11/15/2031, 144A(a)	$79,888
217,691	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 7.318%, 11/15/2031, 144A(a)	159,676
260,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.110%, 5/10/2047, 144A(g)	232,798
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	752,765
45,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.302%, 8/10/2044, 144A(g)	37,248
100,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.843%, 6/10/2047, 144A(g)	89,082
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.423%, 10/15/2030, 144A(g)	80,995
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 6.318%, 11/15/2027, 144A(a)(f)	109,888
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 7.218%, 11/15/2027, 144A(a)(f)	44,100
145,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	89,815
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.273%, 11/15/2059(g)	46,619
99,910	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.420%, 3/15/2044, 144A(g)	40,563
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.469%, 12/15/2045(g)	74,515
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.814%, 6/15/2045, 144A(g)	11,250

		1,849,202

	Oil Field Services – 1.0%
125,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	115,494
90,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	79,461
10,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	9,383
55,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	52,800
134,400	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	125,664
656,250	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	600,469
42,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	40,185
180,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	156,752
17,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	17,298

		1,197,506

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Packaging – 0.1%
$75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	$60,293
80,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	63,623

		123,916

	Pharmaceuticals – 3.3%
445,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	286,891
785,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	293,183
785,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	295,199
185,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	128,049
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	164,964
240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(d)	13,200
30,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	23,682
200,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	154,454
335,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	274,419
200,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	162,946
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	267,665
385,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	315,892
2,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,410,291

		3,790,835

	Property & Casualty Insurance – 0.7%
240,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	184,800
240,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	199,215
160,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	124,356
125,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	98,438
275,000	USI, Inc., 6.875%, 5/01/2025, 144A	264,352

		871,161

	Refining – 0.3%
55,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	56,338

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Refining – continued
$370,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	$333,044

		389,382

	REITs - Hotels – 0.3%
395,000	Service Properties Trust, 4.750%, 10/01/2026	298,103
70,000	Service Properties Trust, 7.500%, 9/15/2025	65,450

		363,553

	REITs - Mortgage – 0.3%
45,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	36,234
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	197,800
75,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	63,750

		297,784

	Restaurants – 0.8%
770,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	670,061
100,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	83,340
180,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	167,214
90,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	71,940

		992,555

	Retailers – 1.5%
160,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	135,200
225,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	179,858
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	64,822
120,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	103,978
100,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	82,399
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	45,946
195,000	Carvana Co., 4.875%, 9/01/2029, 144A	95,063
255,000	Carvana Co., 5.500%, 4/15/2027, 144A	138,975
135,000	Carvana Co., 5.625%, 10/01/2025, 144A	94,034
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	28,182

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Retailers – continued
$50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	$40,864
85,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	49,077
115,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	105,668
250,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	223,485
240,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	188,400
245,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	185,588

		1,761,539

	Supermarkets – 0.2%
200,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	178,764

	Technology – 4.6%
185,000	Block, Inc., 2.750%, 6/01/2026	159,000
215,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	168,345
205,000	Coherent Corp., 5.000%, 12/15/2029, 144A	169,576
1,450,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,094,750
75,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	61,875
320,000	Elastic NV, 4.125%, 7/15/2029, 144A	252,749
495,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	328,205
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	49,195
320,000	Global Payments, Inc., 4.950%, 8/15/2027	304,877
95,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	58,265
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	143,038
115,000	Iron Mountain, Inc., 4.875%, 9/15/2027, 144A	102,998
440,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	361,456
370,000	NCR Corp., 5.000%, 10/01/2028, 144A	291,108
65,000	NCR Corp., 5.750%, 9/01/2027, 144A	58,890
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	188,580

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Technology – continued
$180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	$178,805
290,000	NortonLifeLock, Inc., 6.750%, 9/30/2027, 144A	278,264
455,000	Open Text Corp., 3.875%, 12/01/2029, 144A	350,455
30,000	Picard Midco, Inc., 6.500%, 3/31/2029, 144A	25,341
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	97,270
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	94,791
90,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	42,295
160,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	118,400
65,000	Seagate HDD Cayman, 4.875%, 6/01/2027	58,662
90,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	70,893
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	41,776
105,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	95,780
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	57,400

		5,303,039

	Treasuries – 3.3%
920,000	U.S. Treasury Note, 0.125%, 2/28/2023	906,236
1,390,000	U.S. Treasury Note, 0.125%, 3/31/2023	1,364,480
1,575,000	U.S. Treasury Note, 0.125%, 7/15/2023	1,525,351

		3,796,067

	Wireless – 2.9%
640,000	Altice France S.A., 5.125%, 1/15/2029, 144A	472,154
200,000	Altice France S.A., 5.125%, 7/15/2029, 144A	149,422
495,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	429,413
200,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	157,500
400,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	305,080
305,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	283,918
275,000	SBA Communications Corp., 3.875%, 2/15/2027	243,900

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Wireless – continued
$1,630,000	SoftBank Group Corp., 4.625%, 7/06/2028	$1,291,775

		3,333,162

	Wirelines – 1.5%
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	115,947
30,000	Embarq Corp., 7.995%, 6/01/2036	15,000
430,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	385,379
135,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	135,086
210,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	183,624
275,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	203,607
95,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	74,101
435,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	338,182
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	94,042
210,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	165,894

		1,710,862

	Total Non-Convertible Bonds (Identified Cost $123,985,606)	99,162,457

Convertible Bonds – 4.9%

	Airlines – 0.5%
535,000	Southwest Airlines Co., 1.250%, 5/01/2025	610,702

	Cable Satellite – 1.9%
3,185,000	DISH Network Corp., 3.375%, 8/15/2026	2,191,280
40,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(h)	26,326

		2,217,606

	Consumer Cyclical Services – 0.2%
310,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(h)	256,919
30,000	Zillow Group, Inc., 1.375%, 9/01/2026	28,995

		285,914

	Gaming – 0.1%
60,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	83,970

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Convertible Bonds – continued

	Healthcare – 0.6%
$990,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$723,987

	Leisure – 0.2%
305,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	188,966

	Media Entertainment – 0.1%
175,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	111,125

	Pharmaceuticals – 1.2%
340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	336,883
870,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	863,997
230,000	Livongo Health, Inc., 0.875%, 6/01/2025	193,094

		1,393,974

	Technology – 0.1%
145,000	RingCentral, Inc., Zero Coupon, 7.146%-8.016%, 3/15/2026(h)	111,505
5,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(i)	3,625

		115,130

	Total Convertible Bonds (Identified Cost $7,682,823)	5,731,374

	Total Bonds and Notes (Identified Cost $131,668,429)	104,893,831

Collateralized Loan Obligations – 1.5%
295,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 9.210%, 7/20/2034, 144A(a)	246,269
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.600%, 9.310%, 12/19/2032, 144A(a)	210,710
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 8.810%, 10/20/2034, 144A(a)	212,111
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 9.262%, 10/15/2034, 144A(a)	192,169
260,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 9.092%, 4/21/2034, 144A(a)	224,999
310,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 8.960%, 7/02/2035, 144A(a)	266,750
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 8.562%, 10/15/2034, 144A(a)	222,826
250,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 8.662%, 1/15/2035, 144A(a)	214,909

	Total Collateralized Loan Obligations (Identified Cost $2,122,374)	1,790,743

Shares	Description	Value (†)

Preferred Stocks – 1.5%

	Technology – 0.2%
6,664	Clarivate PLC, Series A, 5.250%	$284,153

	Wireless – 1.3%
1,299	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	1,461,245

	Total Preferred Stocks (Identified Cost $1,941,297)	1,745,398

Common Stocks – 0.1%

	Energy Equipment & Services – 0.0%
10,149	McDermott International Ltd.(j)	4,567

	Media – 0.1%
9,786	iHeartMedia, Inc., Class A(j)	71,731

	Oil, Gas & Consumable Fuels – 0.0%
3,650	Battalion Oil Corp.(j)	43,435

	Total Common Stocks (Identified Cost $841,517)	119,733

Other Investments – 0.0%

	Aircraft ABS – 0.0%
100	ECAF I Blocker Ltd.(f)(k) (Identified Cost $1,000,000)	8,510

Warrants – 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(j)	73
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(j)	23

	Total Warrants (Identified Cost $31,517)	96

Exchange-Traded Funds – 1.6%
26,835	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $2,304,298)	1,915,751

Principal Amount

Short-Term Investments – 3.8%
$1,834,832	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $1,835,000 on 10/03/2022 collateralized by $1,908,400 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $1,871,574 including accrued interest(l)	1,834,832
2,575,000	U.S. Treasury Bills, 3.101%-3.104%, 12/15/2022(m)(n)	2,560,305

	Total Short-Term Investments (Identified Cost $4,109,160)	4,395,137

Description	Value (†)

Total Investments – 98.6% (Identified Cost $144,018,592)	114,869,199
Other assets less liabilities – 1.4%	1,580,008

Net Assets – 100.0%	$116,449,207

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(b)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(c)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2022, interest payments were made in cash and principal.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2022 is disclosed.

(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Non-income producing security.
(k)	Securities subject to restriction on resale. At September 30, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$8,510	Less than 0.1%

(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $71,275,777 or 61.2% of net assets.

ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	5.30	1,158,300	$(11,318)	$(9,755)	$1,563

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$197,732	$—	$197,732
Non-Agency Commercial Mortgage-Backed Securities	—	1,695,214	153,988	1,849,202
All Other Non-Convertible Bonds*	—	97,115,523	—	97,115,523

Total Non-Convertible Bonds	—	99,008,469	153,988	99,162,457

Convertible Bonds*	—	5,731,374	—	5,731,374

Total Bonds and Notes	—	104,739,843	153,988	104,893,831

Collateralized Loan Obligations	—	1,790,743	—	1,790,743
Preferred Stocks
Technology	284,153	—	—	284,153
Wireless	—	1,461,245	—	1,461,245

Total Preferred Stocks	284,153	1,461,245	—	1,745,398

Common Stocks*	119,733	—	—	119,733
Other Investments*	—	—	8,510	8,510
Warrants	—	—	96	96
Exchange-Traded Funds	1,915,751	—	—	1,915,751
Short-Term Investments	—	4,395,137	—	4,395,137

Total Investments	2,319,637	112,386,968	162,594	114,869,199

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	1,563	—	1,563

Total	$2,319,637	$112,388,531	$162,594	$114,870,762

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or September 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2022
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$12,427	$—	$(12,427)	$—	$—	$—	$—	$—	$(12,427)
Non-Agency Commercial Mortgage-Backed Securities	138,957	—	—	15,031	—	—	—	—	153,988	15,031
Collateralized Loan Obligations	250,000	—	—	—	—	—	—	(250,000)	—	—
Other Investments
Aircraft ABS	87,030	—	—	(78,520)	—	—	—	—	8,510	(78,520)
Warrants	1,264	—	—	(1,168)	—	—	—	—	96	(1,168)

Total	$477,251	$12,427	$—	$(77,084)	$—	$—	$—	$(250,000)	$162,594	$(77,084)

A debt security valued at $250,000 was transferred from Level 3 to Level 2 during the period ended September 30, 2022. At December 31, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At September 30, 2022, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection seller, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2022, the Fund engaged in credit default swap transactions (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Liabilities	Swap agreements at value
Exchange-traded/cleared liability derivatives
Credit contracts	$(9,755)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$—	$—

Industry Summary at September 30, 2022 (Unaudited)

Cable Satellite	10.5%
Independent Energy	6.6
Technology	4.9
Pharmaceuticals	4.5
Healthcare	4.4
Finance Companies	4.2
Wireless	4.2
Midstream	4.1
Metals & Mining	3.7
Gaming	3.6
Consumer Cyclical Services	3.4
Treasuries	3.3
Leisure	3.2
Media Entertainment	2.7
Banking	2.3
Automotive	2.3
Aerospace & Defense	2.2
Building Materials	2.2
Other Investments, less than 2% each	19.4
Short-Term Investments	3.8
Exchange-Traded Funds	1.6
Collateralized Loan Obligations	1.5

Total Investments	98.6
Other assets less liabilities (including swap agreements)	1.4

Net Assets	100.0%